Discontinued operations (Details 8) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Discontinued operations
Defined contribution pension and other post-retirement plans disclosure [line items]
Post-employment benefit expense, defined contribution plans	$ 33